PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Property, Plant and Equipment, gross	$ 273,415
Less accumulated depreciation and amortization	(3,227)
Property, Plant and Equipment, net	270,188
Land
Property, Plant and Equipment, gross	23,087
Buildings and Improvements
Property, Plant and Equipment, gross	110,522
Machinery and Equipment
Property, Plant and Equipment, gross	125,836
Furniture, fixtures and equipment
Property, Plant and Equipment, gross	$ 13,970